Schedule of Investments (unaudited)	iShares® MSCI Global Agriculture Producers ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
Australian Agricultural Co. Ltd.(a)	111,076	$163,763
Costa Group Holdings Ltd.	245,646	557,834
Elders Ltd.	82,651	791,425
Inghams Group Ltd.	196,953	402,552
Nufarm Ltd./Australia	200,712	759,645
Select Harvests Ltd.	63,900	269,735
Tassal Group Ltd.	113,451	299,407
		3,244,361
Brazil — 2.0%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	24,636	166,191
Jalles Machado SA	54,306	114,839
Sao Martinho SA	84,128	891,986
SLC Agricola SA	61,734	712,483
Tres Tentos Agroindustrial SA	64,672	130,635
Yara International ASA	87,462	4,534,833
		6,550,967
Canada — 9.0%
Ag Growth International Inc.	9,895	269,035
Nutrien Ltd.	291,220	28,460,058
Rogers Sugar Inc.	49,661	248,531
		28,977,624
China — 2.3%
Asia - Potash International Investment Guangzhou
Co. Ltd.(a)	23,900	126,311
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	130,800	152,643
China BlueChemical Ltd., Class H	800,000	281,426
China Modern Dairy Holdings Ltd.	1,667,000	239,692
China Youran Dairy Group Ltd.(a)(b)	400,000	160,036
COFCO Joycome Foods Ltd.	1,239,000	505,970
First Tractor Co. Ltd., Class H	206,000	100,307
Fujian Sunner Development Co. Ltd., Class A	39,300	103,234
Heilongjiang Agriculture Co. Ltd., Class A	56,200	141,644
Henan Shuanghui Investment & Development Co. Ltd., Class A	110,000	466,130
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	202,700	1,151,391
Jiangsu Yangnong Chemical Co. Ltd., Class A	9,800	216,170
Jiangxi Zhengbang Technology Co. Ltd., Class A	101,500	94,426
Muyuan Foods Co. Ltd., Class A.	166,866	1,277,211
New Hope Liuhe Co. Ltd., Class A(a)	143,500	306,291
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	67,280	299,944
Sinofert Holdings Ltd.	1,110,000	178,212
Tongwei Co. Ltd., Class A	142,600	960,697
Wens Foodstuffs Group Co. Ltd., Class A(a)	201,520	545,044
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	41,300	110,955
		7,417,734
Egypt — 0.0%
Misr Fertilizers Production Co. SAE.	24,126	132,558

France — 0.1%
Vilmorin & Cie SA	3,017	139,759

Germany — 1.2%
K+S AG, Registered	101,105	2,843,807
KWS Saat SE & Co. KGaA	6,120	405,239
Suedzucker AG	37,813	504,433
		3,753,479
Hong Kong — 1.1%
WH Group Ltd.(b)	4,405,500	3,368,740
Security	Shares	Value

India — 3.5%
Balrampur Chini Mills Ltd.	64,974	$336,979
Bayer CropScience Ltd.	7,138	496,097
Chambal Fertilisers and Chemicals Ltd.	87,654	408,948
Coromandel International Ltd.	61,688	748,425
Deepak Fertilisers & Petrochemicals Corp. Ltd.	28,454	236,189
EID Parry India Ltd.	42,415	302,718
Gujarat Ambuja Exports Ltd.	36,862	159,772
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,848	347,727
Gujarat State Fertilizers & Chemicals Ltd.	103,342	220,819
Kaveri Seed Co. Ltd.	10,585	78,382
PI Industries Ltd.	40,084	1,419,647
Rallis India Ltd.	40,326	103,858
Rashtriya Chemicals & Fertilizers Ltd.	74,710	92,093
Sharda Cropchem Ltd.	14,526	134,434
Shree Renuka Sugars Ltd.(a)	312,237	187,967
Sumitomo Chemical India Ltd.	52,145	309,316
Tata Consumer Products Ltd.	292,080	2,845,536
Triveni Engineering & Industries Ltd.	37,635	141,136
UPL Ltd.	262,339	2,627,341
		11,197,384
Indonesia — 0.7%
Astra Agro Lestari Tbk PT	250,700	206,357
Charoen Pokphand Indonesia Tbk PT	3,901,300	1,445,160
Inti Agri Resources Tbk PT(a)(c)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	2,804,900	273,824
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,616,500	157,919
Sawit Sumbermas Sarana Tbk PT	1,777,500	160,856
		2,244,116
Ireland — 0.1%
Origin Enterprises PLC.	66,654	318,959

Israel — 1.6%
ICL Group Ltd.	373,958	4,177,478
Israel Corp. Ltd. (The)(a)	2,037	1,102,659
		5,280,137
Japan — 4.1%
Hokuto Corp.	10,700	158,151
Kubota Corp.	538,900	9,945,925
Kumiai Chemical Industry Co. Ltd.	38,900	304,014
Maruha Nichiro Corp.	22,300	387,657
Mitsui DM Sugar Holdings Co. Ltd.	8,600	124,044
NH Foods Ltd.	43,500	1,325,882
Prima Meat Packers Ltd.	12,000	196,590
Sakata Seed Corp.	15,100	520,339
YAMABIKO Corp.	17,700	162,464
		13,125,066
Malaysia — 1.6%
Genting Plantations Bhd	142,500	247,345
IOI Corp. Bhd.	1,328,100	1,304,289
Kuala Lumpur Kepong Bhd	228,300	1,332,727
QL Resources Bhd.	575,807	674,635
Sime Darby Plantation Bhd	1,097,000	1,258,066
TSH Resources Bhd	291,000	83,741
United Plantations Bhd	55,600	186,025
		5,086,828
Netherlands — 3.1%
CNH Industrial NV	540,548	8,079,702

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
OCI NV(a)	55,663	$1,954,520
		10,034,222
Norway — 3.8%
Austevoll Seafood ASA	48,029	646,053
Bakkafrost P/F	26,565	1,768,852
Grieg Seafood ASA(a)	24,049	358,331
Leroy Seafood Group ASA	141,793	1,114,582
Mowi ASA	218,527	5,703,935
Norway Royal Salmon ASA(d)	6,953	187,519
Salmar ASA	31,115	2,306,236
		12,085,508
Poland — 0.1%
Grupa Azoty SA(a)	26,113	308,828

Russia — 0.0%
PhosAgro PJSC(c)	136	—
PhosAgro PJSC, GDR(c)	21,116	210
Ros Agro PLC, GDR(c)	5,334	1
		211
Saudi Arabia — 2.1%
Al Jouf Agricultural Development Co.(a)	7,568	103,854
Almarai Co. JSC	131,921	1,927,855
National Agriculture Development Co. (The)(a)	26,534	218,443
SABIC Agri-Nutrients Co.	113,157	4,431,854
Saudi Fisheries Co.(a)	10,411	100,936
		6,782,942
Singapore — 1.4%
Bumitama Agri Ltd.	189,300	100,173
China XLX Fertiliser Ltd.	268,000	221,540
First Resources Ltd.	293,600	415,352
Golden Agri-Resources Ltd.(d)	3,379,500	701,114
Japfa Ltd.(d)	217,740	96,604
Wilmar International Ltd.	1,013,700	3,084,093
		4,618,876
South Africa — 0.1%
Astral Foods Ltd.	20,339	249,899
Oceana Group Ltd.	44,637	161,014
		410,913
South Korea — 0.2%
Dongwon Industries Co. Ltd.	581	111,357
Harim Holdings Co. Ltd.	24,484	205,038
Hyundai Feed Inc.	971	107,601
Namhae Chemical Corp.	11,770	120,431
		544,427
Sweden — 0.6%
Husqvarna AB, Class B	221,053	1,994,867

Taiwan — 0.5%
Charoen Pokphand Enterprise	85,000	239,191
Sesoda Corp.	86,000	163,259
Taiwan Fertilizer Co. Ltd.	389,000	932,546
Taiwan TEA Corp.(a)	274,000	178,190
		1,513,186
Thailand — 0.6%
Charoen Pokphand Foods PCL, NVDR	2,048,100	1,553,047
GFPT PCL, NVDR	231,000	112,634
Khon Kaen Sugar Industry PCL, NVDR(d)	1,044,854	118,287
Security	Shares	Value

Thailand (continued)
Thaifoods Group PCL, NVDR(d)	589,100	$88,543
		1,872,511
Turkey — 0.2%
Gubre Fabrikalari TAS(a)(d)	26,119	122,130
Hektas Ticaret TAS(a)	203,510	388,182
Turk Traktor ve Ziraat Makineleri AS	7,025	103,789
		614,101
United Kingdom — 0.3%
Cranswick PLC	27,931	1,072,266

United States — 55.8%
AGCO Corp.	33,469	4,288,383
American Vanguard Corp.(d)	14,658	361,759
AppHarvest Inc.(a)(d)	38,209	120,740
Archer-Daniels-Midland Co.	296,959	26,969,816
Benson Hill Inc.(a)	60,130	208,050
Bunge Ltd.	74,641	8,831,523
Cal-Maine Foods Inc.	19,686	939,613
CF Industries Holdings Inc.(d)	109,507	10,816,006
Corteva Inc.(d)	384,041	24,048,647
Darling Ingredients Inc.(a)	85,350	6,833,975
Deere & Co.	153,953	55,081,304
FMC Corp.	66,399	8,139,189
Fresh Del Monte Produce Inc.	20,151	514,657
Hydrofarm Holdings Group Inc.(a)	15,557	107,188
Ingredion Inc.	35,204	3,333,467
Intrepid Potash Inc.(a)	5,775	380,399
Lamb Weston Holdings Inc.(d)	76,702	5,183,521
Lindsay Corp.	5,761	725,886
Local Bounti Corp.(a)	15,934	86,522
Mosaic Co. (The)	194,556	12,188,933
Pilgrim’s Pride Corp.(a)	25,683	855,758
Sanderson Farms Inc.(d)	11,204	2,235,198
Scotts Miracle-Gro Co. (The)	22,025	2,084,006
Titan International Inc.(a)	26,432	481,327
Toro Co. (The)	55,417	4,571,348
Vital Farms Inc.(a)	10,862	107,534
		179,494,749
Total Common Stocks — 97.1%
(Cost: $300,235,286)		312,185,319

Preferred Stocks

Chile — 2.5%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	75,443	8,058,378

Total Preferred Stocks — 2.5%
(Cost: $5,487,362)		8,058,378

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	13,016,508	$13,016,508

Total Short-Term Securities — 4.0%
(Cost: $13,016,462)		13,016,508

Total Investments in Securities — 103.6%
(Cost: $318,739,110)		333,260,205

Liabilities in Excess of Other Assets — (3.6)%		(11,572,237)

Net Assets — 100.0%.		$321,687,968

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,825,834	$11,191,125	(a)	$—		$(481)	$30	$13,016,508	13,016,508	$61,454	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	80,000	—		(80,000	)(a)	—	—	—	—	135		—
						$(481)	$30	$13,016,508		$61,589		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	10	06/17/22	$407	$14,651
S&P 500 E-Mini Index	4	06/17/22	826	34,468
				$49,119

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
May 31, 2022

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$215,687,689	$96,497,419	$211	$312,185,319
Preferred Stocks	8,058,378	—	—	8,058,378
Money Market Funds	13,016,508	—	—	13,016,508
	$236,762,575	$96,497,419	$211	$333,260,205
Derivative financial instruments(a)
Assets
Futures Contracts	$34,468	$14,651	$—	$49,119

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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